Convertible unsecured senior notes	12 Months Ended
Nov. 30, 2021
Convertible Senior Notes [Abstract]
Convertible unsecured senior notes
18.	Convertible unsecured senior notes
On June 19, 2018, the Company closed a notes offering of convertible unsecured senior notes having an aggregate principal amount of $57,500. The notes bear interest at an annual rate of 5.75% (effective interest rate of 9.95%) and are convertible into common shares at the option of the holder at any time at a conversion price of $14.85 per common share, representing 3,872,053 common shares. The maturity date of the notes is June 30, 2023. The Company may redeem the notes prior to maturity at any time on or after June 30, 2021 if the current market price of the common shares is at least 130% of the conversion price. The notes are repayable at par value plus accrued and unpaid interest.
The movement in the carrying value of the convertible unsecured senior notes is as follows:

Convertible unsecured senior notes as at November 30, 2019	$50,741

Accretion expense	1,662

Convertible unsecured senior notes as at November 30, 2020	$52,403

Accretion expense	1,824

Convertible unsecured senior notes as at November 30, 2021	$54,227